EARNINGS PER SHARE - Basic and diluted earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income /(loss) attributable to the Company's ordinary shareholders - basic		$ (27,278,005)	$ 12,453,369	$ 10,545,978
Net income /(loss) attributable to the Company's ordinary shareholders - diluted		$ (27,278,005)	$ 12,453,369	$ 10,545,978
Denominator:
Weighted average number of shares - basic (in shares)	[1]	27,792,704	21,826,549	20,588,236
Weighted average number of shares - diluted (in shares)	[1]	27,792,704	21,826,549	20,588,236
Net income /(loss) per share, basic	[1]	$ (0.98)	$ 0.57	$ 0.51
Net income /(loss) per share, diluted	[1]	$ (0.98)	$ 0.57	$ 0.51

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).